Customer and Brokered Deposit Accounts	12 Months Ended
Sep. 30, 2011
Customer and Brokered Deposit Accounts/Advances from Federal Home Loan Bank/Regulatory Capital Requirements [Abstract]
CUSTOMER AND BROKERED DEPOSIT ACCOUNTS

(10) CUSTOMER AND BROKERED DEPOSIT ACCOUNTS

Customer and brokered deposit accounts as of September 30 are illustrated in the following table. Dollar amounts are expressed in thousands.

	2011		2010
	Amount	%	Amount	%
Demand deposit accounts	$95,071	12	79,948	8
Savings accounts	137,174	17	88,814	10
Money market demand accounts	33,214	4	20,033	2
Certificate accounts	519,222	64	677,764	73
Brokered accounts	24,994	3	66,894	7

	$809,675	100	933,453	100

Weighted average interest rate	1.27%		1.86%

The aggregate amount of certificate accounts in excess of $100,000 was approximately $147.9 million and $201.5 million as of September 30, 2011 and 2010, respectively.

The following table presents contractual maturities of certificate accounts as of September 30, 2011. Dollar amounts are expressed in thousands.

	Maturing during the fiscal year ended September 30,
	2012	2013	2014	2015	2016	2017 and after	Total
Certificate accounts	$409,470	82,764	8,746	11,968	5,295	979	519,222
Brokered accounts	24,994	—	—	—	—	—	24,994

Total	$434,464	82,764	8,746	11,968	5,295	979	544,216

The following table presents interest expense on customer deposit accounts for the years ended September 30. Dollar amounts are expressed in thousands.

	2011	2010	2009
Savings accounts	$746	690	886
Money market demand and demand deposit accounts	291	320	500
Certificate and brokered accounts	14,184	16,466	23,625

	$15,221	17,476	25,011